Investments in associates and joint ventures (Details 2) shares in Millions, $ in Millions	12 Months Ended
Jun. 30, 2023 USD ($) shares
La Rural S. A. [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Organization of events
Common share 1 vote | shares	714,998
Share capital (nominal value)	$ 1
Loss for year	719
Shareholders equity	$ 1,896
Quality [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Real estate
Common share 1 vote | shares	1,421,672,293
Share capital (nominal value)	$ 2,843
Loss for year	(2,768)
Shareholders equity	$ 13,645
New Lipstick [Member]
Statement [Line Items]
Place of business / Country of incorporation	USA
Main activity	Real estate
Common share 1 vote | shares	23,631,037
Share capital (nominal value)	$ 47
Loss for year	(2)
Shareholders equity	$ (44)
BHSA [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Financial
Common share 1 vote | shares	448,689,072
Share capital (nominal value)	$ 1,500
Loss for year	10,306
Shareholders equity	$ 77,676
TGLT [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Real estate
Common share 1 vote | shares	257,330,595
Share capital (nominal value)	$ 925
Loss for year	(2,008)
Shareholders equity	$ 6,885